Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ (45)	$ 40	$ 41	$ 27	$ 28	$ 57	$ 47	$ 39	$ 33	$ 47	$ 46	$ 32	$ 63	$ 171	$ 158
Deferred cumulative preferred stock dividends													0	(18)	(30)
Net income applicable to common stockholders													$ 63	$ 153	$ 128
Weighted Average Shares
Weighted average common shares outstanding (in shares)													57,093,868	56,569,307	56,426,977
Effect of dilutive securities
May Investor Warrants (in shares)													12,287	138,314	305,484
Stock-based Awards (in shares)													1,072,188	890,046	432,062
Weighted average diluted common shares (in shares)													58,178,343	57,597,667	57,164,523
Earnings per common share
Basic income (loss) per share (in usd per share)	$ (0.79)	$ 0.71	$ 0.72	$ 0.47	$ 0.50	$ 0.98	$ 0.67	$ 0.56	$ 0.45	$ 0.70	$ 0.69	$ 0.43	$ 1.11	$ 2.71	$ 2.27
Effect of dilutive securities
Effect of dilutive securities - May Investor Warrants (in usd per share)													0.00	(0.01)	(0.01)
Effect of dilutive securities - Stock-based awards (in usd per share)													(0.02)	(0.04)	(0.02)
Diluted earnings per common share (in usd per share)	$ (0.79)	$ 0.70	$ 0.71	$ 0.46	$ 0.49	$ 0.96	$ 0.66	$ 0.54	$ 0.44	$ 0.69	$ 0.68	$ 0.43	$ 1.09	$ 2.66	$ 2.24